Share-Based Compensation - Summary of Inputs to BlackScholes Model Share Options (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) yr	Dec. 31, 2019 RUB (₽) yr	Dec. 31, 2018 RUB (₽) yr
Description Of Inputs To BlackScholes model Share Options [Line Items]
Expected annual volatility	48.00%	45.00%	42.00%
Expected term, years | yr	4	4	4
Dividend yield | ₽	₽ 0	₽ 0	₽ 0
Risk-free interest rate	5.70%	7.30%	7.40%